As filed with the Securities and Exchange Commission on February 28, 2014.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]

Pre-Effective Amendment No. [ ]			[ ]

Post-Effective Amendment No. 119			[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[X]

Amendment No. 120

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago Illinois 60606
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Series Trust	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on March 28, 2014 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 119, is to designate a new effective date of the Post-Effective Amendment No. 118, which was filed on December 20, 2013 (Accession No. 0000933691‐13‐000400). Parts A, B and C of Post-Effective Amendment No. 118 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 28th day of February, 2014.

JNL SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee *	February 28, 2014
Michael Bouchard
Trustee

/s/ Susan S. Rhee *	February 28, 2014
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	February 28, 2014
William Crowley
Trustee

/s/ Susan S. Rhee *	February 28, 2014
Michelle Engler
Trustee

/s/ Susan S. Rhee *	February 28, 2014
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	February 28, 2014
Richard D. McLellan
Trustee

/s/ Susan S. Rhee *	February 28, 2014
Mark D. Nerud
President and Trustee

/s/ Susan S. Rhee *	February 28, 2014
William R. Rybak
Trustee

/s/ Susan S. Rhee *	February 28, 2014
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	February 28, 2014
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	February 28, 2014
Gerard A. M. Oprins
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Managed Futures Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/AQR Managed Futures Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 28th day of February, 2014.

JNL/AQR MANAGED FUTURES STRATEGY FUND LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/AQR Managed Futures Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	February 28, 2014
Daniel W. Koors
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

/s/ Susan S. Rhee *	February 28, 2014
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/BlackRock Commodity Securities Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Commodity Securities Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 28th day of February, 2014.

JNL/BLACKROCK COMMODITY SECURITIES STRATEGY FUND LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL/BlackRock Commodity Securities Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Commodity Securities Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	February 28, 2014
Daniel W. Koors
Director of JNL/BlackRock Commodity Securities Strategy Fund Ltd.

/s/ Susan S. Rhee *	February 28, 2014
Mark D. Nerud
Director of JNL/BlackRock Commodity Securities Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/BlackRock Global Allocation Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Global Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 28th day of February, 2014

JNL/BLACKROCK GLOBAL ALLOCATION FUND LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Global Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	February 28, 2014
Daniel W. Koors
Director of JNL/BlackRock Global Allocation Fund Ltd.

/s/ Susan S. Rhee *	February 28, 2014
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/Ivy Asset Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/Ivy Asset Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 28th day of February, 2014.

JNL/IVY ASSET STRATEGY FUND LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL/Ivy Asset Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/Ivy Asset Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	February 28, 2014
Daniel W. Koors
Director of JNL/Ivy Asset Strategy Fund Ltd.

/s/ Susan S. Rhee *	February 28, 2014
Mark D. Nerud
Director of JNL/Ivy Asset Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact